BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
July 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$18,452,004	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$18,652,679
1,835,654	Ally Auto Receivables Trust 2018-1	09/15/20	2.140	1,835,275
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	48,265,275
3,362,232	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	3,353,568
1,644,128	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	1,643,035
19,182,121	AXIS Equipment Finance Receivables IV LLC 2018-1A1	12/20/23	3.240	19,275,751
20,580,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	20,836,999
17,190,000	AXIS Equipment Finance Receivables LLC 2019-1A1	06/20/24	2.630	17,179,399
177,832	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	177,782
25,872,933	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	26,014,218
42,248,366	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	42,596,535
6,110,359	Canadian Pacer Auto Receivables Trust 2018-1A1	08/19/20	2.700	6,111,147
2,521,657	Capital Auto Receivables Asset Trust 2018-1[1]	10/20/20	2.540	2,521,684
23,758,150	Capital Automotive LLC 2017-1A1	04/15/47	3.870	24,101,532
6,101,287	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	6,099,612
22,046,165	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	22,074,168
513,977	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	513,348
37,659,198	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	37,780,031
10,243,262	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	10,218,498
7,123,528	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	7,130,690
13,494,816	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	13,451,520
15,484,847	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	15,432,644
24,443,226	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	24,617,255
37,552,076	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	37,927,432
19,215,360	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	19,149,171
21,520,457	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	21,622,651
7,282,318	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	7,282,300
45,896,450	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	45,885,219
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,557,966
37,120,000	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	37,182,028
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	2.998	57,994,491
8,205,195	DLL LLC 2018-1[1]	11/17/20	2.810	8,209,282
441,141	DLL Securitization Trust 2017-A1	07/15/20	1.890	440,997
27,460,000	Drive Auto Receivables Trust 2019-3 (1-Month USD-LIBOR + 0.380%)[2]	09/15/22	2.705	27,473,733
14,888,448	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	14,927,699
6,237,910	Elm Trust 2016-1A1	06/20/25	4.163	6,255,098
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	23,478,170
726,580	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	726,060
4,569,550	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	4,564,087
8,660,928	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	8,641,534
13,305,481	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	13,276,616
18,389,221	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	18,450,247
25,000,000	Enterprise Fleet Financing LLC 2019-1[1]	10/22/24	2.980	25,217,892
8,135,770	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	8,141,047
25,430,000	Exeter Automobile Receivables Trust 2019-3A1	09/15/22	2.590	25,415,729

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount .		Maturity Date .	Interest Rate	Value
	ASSET BACKED SECURITIES (42.6%)
$16,152,764	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.375%	$16,180,579
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,495,975
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	44,242,741
655,455	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	655,149
4,521,887	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	4,515,362
12,228,947	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	12,278,313
16,680,000	Foursight Capital Automobile Receivables Trust 2019-1[1]	03/15/23	2.580	16,666,316
10,817,411	FREED ABS Trust 2018-1[1]	07/18/24	3.610	10,862,816
6,478,629	FREED ABS Trust 2018-2[1]	10/20/25	3.990	6,521,815
7,349,135	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	7,327,965
8,954,038	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	8,959,562
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,469,337
3,124,717	GreatAmerica Leasing Receivables Funding LLC 2018-1[1]	05/15/20	2.350	3,123,455
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	25,451,027
13,389,742	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	13,389,007
36,700,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	3.710	37,514,054
19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650	20,260,099
8,477,799	Honda Auto Receivables Owner Trust 2018-1	06/15/20	2.360	8,477,090
14,574,627	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	14,581,276
2,834,609	John Deere Owner Trust 2018-A	10/15/20	2.420	2,834,641
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,328,070
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,469,975
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,074,776
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	55,481,584
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	30,281,252
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,596,312
13,511,938	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	4.334	13,523,496
20,450,000	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	20,759,515
2,806,193	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	2,805,189
11,275,875	Motor, Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	2.796	11,277,938
8,700,018	Nationstar HECM Loan Trust 2018-1A1,2,3	02/25/28	2.760	8,669,156
7,171,691	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	7,210,897
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	20,059,063
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019-1 (1-Month USD-LIBOR + 0.640%)[1,2]	05/28/24	2.906	12,679,816
8,921,928	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	3.102	8,912,917
10,242,335	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	5.266	10,402,584
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,186,180
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	16,032,505
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,591,667
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,191,705
12,498,415	Nissan Auto Receivables Owner Trust 2018-A	12/15/20	2.390	12,498,392
32,330,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	32,263,669
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,641,604
9,380,467	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	9,389,027

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount .		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480%	$25,436,608
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,399,200
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,968,698
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,398,213
3,642,873	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	3,641,140
10,338,004	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	10,348,262
7,953,182	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	7,974,816
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	19,195,225
45,250,000	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	45,460,139
17,550,000	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	17,541,186
7,767,530	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	7,813,793
20,000,000	Palmer Square Loan Funding Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	3.866	20,000,000
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	26,359,644
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	34,286,203
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,802,388
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,335,322
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	18,004,243
41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	42,371,948
16,975,350	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.436	16,983,080
27,147,957	RMF Buyout Issuance Trust 2019-1[1,2,3]	07/25/29	2.475	27,099,992
5,200,229	Santander Drive Auto Receivables Trust 2018-2	09/15/21	2.750	5,200,778
26,375,176	SCF Equipment Leasing LLC 2019-1A1	03/20/23	3.040	26,461,077
9,368,255	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807	9,381,686
13,652,008	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	13,887,531
33,095,816	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,053,629
41,264,516	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	42,553,413
29,802,857	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	29,779,596
51,604,083	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	53,605,821
19,383,473	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,450,476
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,2]	07/15/38	3.369	24,289,013
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	31,684,347
12,640,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	12,601,313
2,783,307	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	2,774,549
22,027,504	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	22,162,429
30,514,109	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	30,469,631
18,800,000	THL Credit Wind River CLO Ltd. 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	3.183	18,786,297
3,933,788	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	3,923,830
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	61,423,768
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,855,383
45,833,666	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	45,950,927
1,540,167	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	3.429	1,544,233
1,615,971	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	1,615,217
7,231,736	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	7,249,361
4,442,447	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	4,441,402

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount .		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$29,000,000	Westlake Automobile Receivables Trust 2019-1A1	05/16/22	3.060%	$29,110,412
42,360,000	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,2]	02/15/23	2.795	42,426,653
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	64,303,460
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,307,064
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	51,387,530
6,843,085	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	6,840,558
13,246,475	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570	13,251,781
19,404,999	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	19,461,867
30,450,000	WRG Debt Funding II LLC 2017-1[1]	03/15/26	4.458	30,494,567

	Total Asset Backed Securities (Identified cost $2,800,588,980)			2,816,985,661

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.8%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.867	15,707,332
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.584	26,519,297
34,921,318	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	3.075	34,921,259
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	3.370	30,054,536
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	3.184	30,919,273
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	4.902	31,285,368
3,190,483	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	3,161,742
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.531	9,600,224
23,770,000	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	3.364	23,807,067
10,100,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.414	10,122,717
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	3.025	32,615,049
14,004,618	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	3.475	14,048,378
53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	3.444	53,449,382

	Total Commercial Mortgage Backed Securities (Identified cost $316,220,245)			316,211,624

	CORPORATE BONDS (24.6%)
	AGRICULTURE (0.7%)
44,530,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	46,614,097
	BANKS (9.8%)
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	15,411,679
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,201,802
33,065,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	33,379,232
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	56,812,514
32,015,000	BB&T Corp.	12/06/23	3.750	33,854,765
34,620,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	37,086,277
4,975,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	4,974,976
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,052,548

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$9,000,000	Capital One NA.	09/13/19	1.850%	$8,992,656
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	26,386,415
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	17,830,716
20,130,000	Fifth Third Bancorp	01/25/24	3.650	21,067,786
20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086	20,128,803
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	35,092,533
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	14,059,807
15,800,000	Santander Holdings USA, Inc.	04/17/20	2.650	15,797,612
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	16,287,558
39,890,000	Skandinaviska Enskilda Banken AB1	11/17/20	2.625	39,985,630
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,369,989
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	6,984,031
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	32,209,413
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,053,807
30,005,000	US Bank NA	11/16/21	3.450	30,774,371
22,155,000	Wells Fargo Bank NA	01/15/21	2.600	22,233,542
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,457,010
32,195,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.610%)[2]	05/27/22	2.897	32,460,762
35,277,000	Westpac Banking Corp.	03/06/20	2.150	35,224,051
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,464,880
				649,635,165
	BEVERAGES (0.2%)
13,050,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	14,046,435

	CHEMICALS (0.5%)
12,880,000	DuPont de Nemours, Inc.	11/15/20	3.766	13,099,411
17,435,000	DuPont de Nemours, Inc.	11/15/23	4.205	18,560,189
				31,659,600
	COMMERCIAL SERVICES (0.4%)
27,350,000	United Rentals North America, Inc.	07/15/23	4.625	27,957,717

	COMPUTERS (0.8%)
6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,981,550
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,600,753
26,460,000	International Business Machines Corp.	05/13/21	2.800	26,686,317
				52,268,620
	DIVERSIFIED FINANCIAL SERVICES (2.2%)
29,972	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	30,653
16,078,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	16,294,088
7,770,000	Avolon Holdings Funding, Ltd.[1]	05/15/24	5.250	8,340,473
18,120,000	Capital One Financial Corp.	01/29/24	3.900	19,086,224
21,335,000	Credit Acceptance Corp.	02/15/21	6.125	21,388,338
6,425,000	Credit Acceptance Corp.	03/15/23	7.375	6,682,000
2,785,000	Credit Acceptance Corp.[1]	03/15/26	6.625	3,004,458
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,897,331
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	18,135,036
				142,858,601

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (0.7%)
$17,000,000	Electricite de France SA1	10/13/20	2.350%	$16,976,613
8,080,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	2.961	8,082,300
19,690,000	Nevada Power Co.	04/15/20	2.750	19,744,040
				44,802,953
	HEALTHCARE - SERVICES (0.1%)
2,503,000	Centene Corp.	02/15/21	5.625	2,538,617
6,565,000	Roche Holdings, Inc.[1]	09/30/24	3.350	6,874,662
				9,413,279
	INSURANCE (1.9%)
24,310,000	Athene Global Funding[1]	01/25/22	4.000	25,125,224
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,673,631
7,638,000	Marsh & McLennan Cos., Inc.	09/10/19	2.350	7,637,495
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	31,014,750
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,666,866
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	3.786	16,723,260
				125,841,226
	INTERNET (0.2%)
11,680,000	Expedia Group, Inc.	08/15/20	5.950	12,085,884

	INVESTMENT COMPANIES (2.8%)
12,590,000	Ares Capital Corp.	01/15/20	3.875	12,636,100
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,861,169
13,290,000	Ares Capital Corp.	06/10/24	4.200	13,582,718
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,621,930
26,989,000	FS KKR Capital Corp.	01/15/20	4.250	27,092,656
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	31,866,784
27,455,000	Main Street Capital Corp.	05/01/24	5.200	29,400,532
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	32,388,069
				184,449,958
	MACHINERY - CONSTRUCTION & MINING (0.8%)
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,509,704
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,716,292
				53,225,996
	MACHINERY - DIVERSIFIED (0.3%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,245,655

	MEDIA (0.1%)
8,781,000	TEGNA, Inc.	10/15/19	5.125	8,797,684

	PHARMACEUTICALS (1.7%)
49,928,000	AbbVie, Inc.	05/14/20	2.500	49,922,789
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,979,764
15,895,000	Allergan Funding SCS	03/15/22	3.450	16,192,140
30,540,000	Allergan Sales LLC[1]	12/15/21	5.000	32,031,591
				112,126,284
	PIPELINES (0.1%)
2,458,000	NOVA Gas Transmission Ltd.	04/01/23	7.875	2,857,652

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (0.1%)
$8,915,000	Walmart, Inc.	06/26/23	3.400%	$9,320,206

	TELECOMMUNICATIONS (1.2%)
63,805,000	BellSouth LLC[1]	04/26/21	4.266	64,543,862
15,860,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	15,908,395
				80,452,257
	Total Corporate Bonds (Identified cost $1,591,556,129)			1,626,659,269

	LOAN PARTICIPATIONS AND ASSIGNMENTS (10.0%)
12,227,621	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.734	12,189,471
11,911,047	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	4.022	11,935,226
4,950,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	5.756	4,942,773
35,000,000	Broadcom, Inc. Term A3 (1-Month USD-LIBOR + 1.260%)[2]	05/06/22	3.485	34,475,000
16,016,906	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.750%)[2]	11/01/22	4.984	16,011,941
24,342,105	Charter Communications Operating LLC (CCO Safari LLC) Term A2 (3-Month USD-LIBOR + 1.500%)[2]	03/31/23	3.830	24,205,303
34,672,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (3-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.330	34,723,314
29,696,970	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	3.984	29,756,364
24,808,951	Dell International LLC Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.240	24,867,252
29,036,941	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.080	29,097,338
31,553,352	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	5.984	31,622,454
29,925,000	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/06/21	3.484	29,887,594
34,157,977	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.629	33,240,153
2,810,768	HCA, Inc. Term B10 (3-Month USD-LIBOR + 2.000%)[2]	03/13/25	4.330	2,817,008
12,944,149	HCA, Inc. Term B11 (3-Month USD-LIBOR + 1.750%)[2]	03/17/23	4.080	12,966,801
15,042,690	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.490	14,723,033
31,111,111	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2]	06/04/21	3.735	30,955,556
31,931,870	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	5.570	31,943,365
26,185,000	Panther BF Aggregator 2 L P (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	5.734	26,168,765
19,285,914	RPI Finance Trust Term A4 (1-Month USD-LIBOR + 1.500%)[2]	05/04/22	3.734	19,261,807
45,734,890	RPI Finance Trust Term B6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.234	45,963,564
24,429,867	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	4.750	24,362,685
2,487,500	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.250	2,485,162
6,247,391	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484	6,243,518
3,152,854	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484	3,150,899

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$8,477,672	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.484%	$8,474,789
24,171,770	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.234	24,141,555
10,134,251	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USDLIBOR + 2.000%)[2]	08/04/23	4.234	10,144,081
32,650,147	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	4.012	32,364,458
32,760,440	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	3.984	32,822,030
16,519,061	Wynn America LLC (3-Month USD-LIBOR + 1.750%)[2]	12/31/21	3.990	16,498,412

	Total Loan Participations and Assignments (Identified cost $663,713,405)			662,441,671

	MUNICIPAL BONDS (0.5%)
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	15,455,762
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.382	10,203,525
4,661,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	4,681,555

	Total Municipal Bonds (Identified cost $29,771,396)			30,340,842

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.3%)
37,110,000	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	36,897,118
29,369,199	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	3.250	29,368,746
16,497,845	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	3.200	16,510,154

	Total Residential Mortgage Backed Securities (Identified cost $82,968,160)			82,776,018

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
96,000,000	Federal Home Loan Bank Discount Notes[5]	08/01/19	0.000	96,000,000
40,000,000	Federal Home Loan Bank Discount Notes[5]	08/07/19	0.000	39,984,933
93,769	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.798%)[2]	04/01/36	4.810	98,852
16,878	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	4.365	17,796
18,915	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	4.787	19,907
19,051	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.978%)[2]	02/01/37	5.102	20,043
6,268,646	Federal National Mortgage Association (FNMA)	07/01/35	5.000	6,880,456
422,566	Federal National Mortgage Association (FNMA)	11/01/35	5.500	475,071
38,609	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.976%)[2]	07/01/36	4.613	41,034
89,743	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.712%)[2]	09/01/36	4.384	94,346

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$46,328	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.806%)[2]	01/01/37	4.821%	$48,872
368,611	Federal National Mortgage Association (FNMA)	08/01/37	5.500	412,606
4,283,515	Federal National Mortgage Association (FNMA)	08/01/37	5.500	4,795,590
1,840,267	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,110,166
12,871	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.750	13,358

	Total U.S. Government Agency Obligations (Identified cost $150,314,362)			151,013,030

	U.S. TREASURY BILLS (14.5%)
160,000,000	U.S. Treasury Bill [5,6]	08/15/19	0.000	159,860,848
95,000,000	U.S. Treasury Bill [5]	08/20/19	0.000	94,895,711
100,000,000	U.S. Treasury Bill [5]	09/05/19	0.000	99,779,160
120,000,000	U.S. Treasury Bill [5]	09/19/19	0.000	119,660,205
100,000,000	U.S. Treasury Bill [5]	10/10/19	0.000	99,602,005
165,000,000	U.S. Treasury Bill [5]	10/17/19	0.000	164,279,991
120,000,000	U.S. Treasury Bill [5]	10/24/19	0.000	119,432,254
103,000,000	U.S. Treasury Bill [5]	11/07/19	0.000	102,427,937

	Total U.S. Treasury Bills (Identified cost $959,893,586)			959,938,111

TOTAL INVESTMENTS (Identified cost $6,595,026,263)[7]			100.6%	$6,646,366,226
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.6)%	(39,264,057)
NET ASSETS			100.0%	$6,607,102,169

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2019 was $3,461,381,305 or 52.4% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $6,595,026,263, the aggregate gross unrealized appreciation is $56,572,114 and the aggregate gross unrealized depreciation is $11,189,522, resulting in net unrealized appreciation of $45,382,592.

Abbreviations:
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
MTN	−	Medium Term Note.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2019:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	845	September 2019	$180,433,906	$181,173,281	$(739,375)
U.S. Treasury 5-Year Notes	3,153	September 2019	366,529,619	370,649,931	(4,120,312)
U.S. Treasury 10-Year Notes	497	September 2019	62,230,988	63,328,672	(1,097,684)
					$(5,957,371)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2019
Asset Backed Securities	$–	$2,785,301,314	$31,684,347	$2,816,985,661
Commercial Mortgage Backed Securities	–	316,211,624	–	316,211,624
Corporate Bonds	–	1,626,659,269	–	1,626,659,269
Loan Participations and Assignments	–	662,441,671	–	662,441,671
Municipal Bonds	–	30,340,842	–	30,340,842
Residential Mortgage Backed Securities	–	82,776,018	–	82,776,018
U.S. Government Agency Obligations	–	151,013,030	–	151,013,030
U.S. Treasury Bills	–	959,938,111	–	959,938,111
Total Investments, at value	$–	$6,614,681,879	$31,684,347	$6,646,366,226

Other Financial Instruments, at value
Financial Futures Contracts	$(5,957,371)	$–	$–	$(5,957,371)
Other Financial Instruments, at value	$(5,957,371)	$–	$–	$(5,957,371)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2019:

	Asset Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2018	$60,693,958	$963,403	$61,657,361
Purchases	-	-	-
Sales / Paydowns	-	(963,403)	(963,403)
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	1,430,394	-	1,430,394
Amortization	54,562	-	54,562
Transfers from Level 3	(30,494,567)	-	(30,494,567)
Transfers to Level 3	-	-	-
Balance as of July 31, 2019	$31,684,347	$-	$31,684,347

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.